AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2001

                                                             File No. 333-66276




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 1

                                    TURNER FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                               JOHN H. GRADY, JR.
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                         MONICA L. PARRY, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
    1701 MARKET STREET                                 1800 M STREET, NW
PHILADELPHIA, PENNSYLVANIA                           WASHINGTON, DC 20036

JOHN H. GRADY, JR., ESQUIRE                     JULIE ALLECTA, ESQUIRE
TURNER INVESTMENT PARTNERS, INC.          AUL, HASTINGS, JANOFSKY & WALKER LLP
1235 WESTLAKES DR., SUITE 350               345 CALIFORNIA STREET, 29TH FLOOR
BERWYN, PENNSYLVANIA 19312-2414              SAN FRANCISCO, CALIFORNIA 94104




It is proposed that this filing will become effective immediately upon filing, pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-66276) is being filed solely for the purpose of filing Exhibit 12, the Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences. The Cross-Reference sheet is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on October 1, 2001 (Accession No. 0000891554-01-505597). The Prospectus/Proxy Statement and the Statement of Additional Information along with its required attachments are herein incorporated by reference to the Registrant's Prospectus/Proxy Statement filed pursuant to EDGAR Rule 497(b) as filed on October 9, 2001 (Accession No. 0001135428-01-500224).

                                  TURNER FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.
         ----------------

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

            (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

         (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

         (2)               By-Laws are incorporated herein by reference to
                           Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

         (3)               Inapplicable.

         (4) Reorganization Agreement dated June 15, 2001, is incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (5)               Inapplicable.

         (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

         (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective
                           Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

        (6)(f)             Investment   Sub-Advisory  Agreement  between
                           Turner  Investment  Partners,  Inc.  and  Penn
                           Capital  Management,   Inc.,  is incorporated herein
                           by reference to Exhibit d(6) of Post-Effective A mendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

         (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

         (8)               Inapplicable.

         (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Exhibit 11 of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

         (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

         (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

         (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, is incorporated herein by reference to
                           Exhibit 14(a) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (14)(b) Consent of Independent Auditors, Ernst & Young LLP, is incorporated herein by reference to Exhibit 14(b) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (15)              Inapplicable.

         (16)              Inapplicable.

         (17)(a) Prospectus for the Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

         (17)(b) Statement of Additional Information for the Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

         (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

         (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number 0001135428-01-500053].


Item 17.          Undertakings.
                  ------------

         The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the city of Berwyn, Commonwealth of Pennsylvania on the 14th day of November, 2001.

                                                     TURNER FUNDS
                                                     Registrant


                                                    By:/s/ Stephen J. Kneeley
                                                         ----------------------
                                                          Stephen J. Kneeley
                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


         *                                           Trustee                            November 14, 2001
----------------------------------------
Robert E. Turner

         *                                           Trustee                            November 14, 2001
----------------------------------------
Janet F. Sansone

         *                                           Trustee                            November 14, 2001
----------------------------------------
Alfred C. Salvato

         *                                           Trustee                            November 14, 2001
--------------------------------------------
John T. Wholihan

  /s/ Stephen  J. Kneeley                           President and Chief                 November 14, 2001
--------------------------------------              Executive Officer
Stephen J. Kneeley

  /s/ Peter Golden                                  Controller and Chief                November 14, 2001
----------------------------------------------      Financial Officer
Peter Golden

*By:     /s/ Stephen  J. Kneeley                                                        November 14, 2001
         -----------------------
         Stephen J. Kneeley
         As Attorney-in-Fact and
         Pursuant to Power of Attorney

                                  Exhibit Index

         (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

         (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

         (2)               By-Laws are incorporated herein by reference to
                           Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

         (3)               Inapplicable.

         (4) Reorganization Agreement dated June 15, 2001, is incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (5)               Inapplicable.

         (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

         (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective
                           Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibitd(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

         (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

         (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to Exhibit 6(b) of the Registrant's
\                          Registration Statement on Form N-1A as filed on
                           January 23, 1998.

         (8)               Inapplicable.

         (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective
                           Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

         (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Exhibit 11 of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

         (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

         (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

         (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

         (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, is incorporated herein by reference to
                           Exhibit 14(a) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (14)(b) Consent of Independent Auditors, Ernst & Young LLP, is incorporated herein by reference to Exhibit 14(b) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 as filed on October 1, 2001.

         (15)              Inapplicable.

         (16)              Inapplicable.

         (17)(a) Prospectus for the Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

         (17)(b) Statement of Additional Information for the Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

         (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

         (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number 0001135428-01-500053].